Leases - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Lessee Lease Description [Line Items]
Operating lease asset impairment		$ 378	$ 378
Reduction in operating lease asset		$ 378
Payment of sublease termination Fee					$ 1,682
Lease termination effective date				Mar. 31, 2023
Sublease loss liability					2,621
Incentive granted						$ 750
FrontierView Strategy Group
Lessee Lease Description [Line Items]
Sublease loss liability					$ 401
Forecast [Member]
Lessee Lease Description [Line Items]
Sublease termination fee payable	$ 1,682
Minimum
Lessee Lease Description [Line Items]
Non-cancellable base terms				1 year
Maximum
Lessee Lease Description [Line Items]
Non-cancellable base terms				9 years